[LOGO] STATE STREET RESEARCH

Large-Cap Value Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         December 31, 2001

In This Report   Value Stocks Lose Out
                 to Growth in Second Half

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Welcoming a New Year has never felt better. While we will not easily forget the challenges that shaped 2001, we are happy to be looking ahead to the opportunities of a new year.

[PHOTO]
Richard S. Davis

The U.S. stock market has already made up lost ground, and U.S. bond markets have been the wise investor's cushion against volatility. Even the U.S. economy is showing signs of stabilizing. Now, all eyes are on American business, its profit prospects and spending plans for the year ahead.

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
December 31, 2001

[GRAPHIC]
6 Month Review

                            How State Street Research
                         Large-Cap Value Fund Performed

State Street Research Large-Cap Value Fund returned -2.22% for the six-month period ended December 31, 2001.(1) Although we are always disappointed to report a negative return, we are pleased that the fund did better than both the Russell 1000(R) Value Index, which returned -4.39%, and the Lipper Large-Cap Value Funds Average, which returned -4.65% for the period.(2,3)

Reasons for the Fund's Performance

Our disciplined, bottom-up, value-oriented approach to stock selection and portfolio construction gave the portfolio a cyclical tilt during the six-month period. That emphasis on economically sensitive stocks had a negative impact on third quarter results, when investors flocked to defensive issues. Yet in the fourth quarter, these issues had a very favorable impact on performance, as they had a strong recovery from the sharp market declines associated with the events of September 11. For the full six months, the fund's underweight position in utilities, combined with good stock selection in consumer staples, financial services, integrated oils, energy and utilities, enhanced results. Citicorp is the largest individual stock weighting in the portfolio. The firm is reasonably priced, and its long-term fundamentals are attractive. An overweight stake in energy, and lackluster stock selection in healthcare, hurt returns.

Looking Ahead

We anticipate a gradual, saucer-shaped recovery, aided by significantly lower short-term interest rates, fiscal measures already enacted, and inventory restocking. Economic growth should recover to above trend (2.5%) by the second half of 2002. Within the fund, we will continue to focus on cyclical segments of the market, such as autos and transportation, consumer discretionary, materials and processing, and technology stocks. As individual stocks appear to discount their earnings recovery power, we will back on these holdings. |_|

Class A Shares(1)

     -2.22 [DOWN ARROW]

"At the end of
September, we
believed that easier
fiscal and monetary
policy would help
stabilize the economy
and the equity
markets. Current
evidence suggests
this is occurring."

[PHOTO]
Peter Zuger
Portfolio Manager,
State Street Research
Large-Cap Value Fund

Russell 1000
Value Index(1)

    -4.39% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Large-Cap Value Fund

[GRAPHIC] The Fund at a Glance as of 12/31/01

State Street Research Large-Cap Value Fund: A stock fund with a value approach to large-cap investing.

   Hits
     &
  Misses

[GRAPHIC]

Federal Express

We bought this leading air express firm when it was deeply depressed following the September 11 terrorist attacks, which virtually shut down the air transport industry. The stock has since enjoyed a significant recovery.

 [GRAPHIC]

SBC Communications

Because its business is less cyclical than other regional telecommunications companies, SBC's stock price did not recover as strongly as its more cyclical competitors. However, we held on to the stock for its longer-term prospects.


Total Net Assets: $144 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

  1  Citigroup                            3.1%

  2  Morgan Stanley Dean Witter           2.5%

  3  Qwest Communications                 2.4%

  4  Intel                                2.3%

  5  Walt Disney                          2.3%

  6  Cendant                              2.2%

  7  Schlumberger                         2.2%

  8  J.P. Morgan Chase                    2.2%

  9  Exelon                               2.2%

 10  General Motors                       2.2%

     Total                               23.6%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/01(4,6,7)
(does not reflect sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                      1.43%          10.87%          12.35%
--------------------------------------------------------------------------------
Class B(1)                   0.73%          10.07%          11.68%
--------------------------------------------------------------------------------
Class B                      0.66%          10.06%          11.68%
--------------------------------------------------------------------------------
Class C                      0.66%          10.08%          11.69%
--------------------------------------------------------------------------------
Class S                      1.71%          11.17%          12.64%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/01(4,5,6,7)
(at maximum applicable sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     -4.40%           9.57%          11.69%
--------------------------------------------------------------------------------
Class B(1)                  -3.94%           9.82%          11.68%
--------------------------------------------------------------------------------
Class B                     -4.02%           9.82%          11.68%
--------------------------------------------------------------------------------
Class C                     -0.28%          10.08%          11.69%
--------------------------------------------------------------------------------
Class S                      1.71%          11.17%          12.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2001                           December 31, 2001

Banks &                                 Banks &
Savings & Loan       11.3%              Savings & Loan      10.2%
Telecommunications    9.5%              Miscellaneous
Miscellaneous                           Financial            9.8%
Financial             8.1%              Telecommunications   8.0%
Insurance             6.0%              Communications,
Integrated Oils:                        Media &
Integrated                              Entertainment        6.4%
International         5.8%              Insurance            6.2%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Large-Cap Value Fund

Class A: SSAVX Class B(1): SSVPX Class B: SSBIX Class C: SSDVX Class S: SSVCX
--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell 1000 Value Index contains only those stocks in the Russell 1000 Index (a large-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(7) Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Large-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Value Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital and, secondarily, income. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants. In keeping with its secondary goal, the fund also considers a company's potential for paying dividends.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States of America, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it is earned.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

      o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Large-Cap Value Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares          Value
     ---------------------------------------------------------------------------

     Common Stocks  98.8% of net assets

     Automobiles & Transportation 6.3% of net assets
     ---------------------------------------------------------------------------

     Air Transport 2.7%
     AMR Corp.*                                       115,600         $2,562,852
     Federal Express Corp.*                            26,200          1,359,256
                                                                  --------------
                                                                       3,922,108
                                                                  --------------

     Automotive Parts 1.7%
     Delphi Automotive Systems Corp.                  176,939          2,416,986
                                                                  --------------

     Railroads 1.9%
     Burlington Northern Santa Fe Corp.                97,100          2,770,263
                                                                  --------------
     Total Automobiles & Transportation                                9,109,357
                                                                  --------------

     Consumer Discretionary  16.5% of net assets
     ---------------------------------------------------------------------------

     Commercial Services 2.2%
(6)  Cendant Corp.*                                   165,500          3,245,455
                                                                  --------------

     Communications, Media & Entertainment 6.4%
(10) General Motors Corp. Cl. H*                      202,500          3,128,625
     Liberty Media Corp.*                             198,700          2,781,800
(5)  Walt Disney Co.                                  157,500          3,263,400
                                                                  --------------
                                                                       9,173,825
                                                                  --------------

     Consumer Products 2.1%
     Kimberly-Clark Corp.                              51,500          3,079,700
                                                                  --------------

     Restaurants 2.2%
     McDonald's Corp.                                 117,200          3,102,284
                                                                  --------------

     Retail 3.6%
     Federated Department Stores Inc.*                 73,400          3,002,060
     Staples Inc.*                                    117,400          2,195,380
                                                                  --------------
                                                                       5,197,440
                                                                  --------------
     Total Consumer Discretionary                                     23,798,704
                                                                  --------------

     Consumer Staples  4.2% of net assets
     ---------------------------------------------------------------------------

     Drug & Grocery Store Chains 1.3%
     CVS Corp.                                         64,300          1,903,280
                                                                  --------------

     Foods 1.9%
     Kraft Foods Inc. Cl. A                            79,900          2,718,997
                                                                  --------------

     Household Products 1.0%
     Procter & Gamble Co.                              17,800          1,408,514
                                                                  --------------
     Total Consumer Staples                                            6,030,791
                                                                  --------------

     Financial Services  26.2% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 10.2%
     Bank of America Corp.                             33,500          2,108,825
     FleetBoston Financial Corp.*                      82,600          3,014,900

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

     Issuer                                           Shares        Value
     ------------------------------------------------------------------------

     Financial Services (continued)

(8)  J.P. Morgan Chase & Co.                          86,500       $3,144,275
     SunTrust Banks Inc.                              18,500        1,159,950
     US Bancorp                                      125,400        2,624,622
     Wells Fargo & Co.                                62,900        2,733,005
                                                               --------------
                                                                   14,785,577
                                                               --------------

     Insurance 6.2%
     American International Group Inc.                36,600        2,906,040
     Hartford Financial Services Group, Inc.          47,000        2,953,010
     XL Capital Ltd. Cl. A                            33,700        3,078,832
                                                               --------------
                                                                    8,937,882
                                                               --------------

     Miscellaneous Financial 9.8%
(1)  Citigroup, Inc.                                  87,300        4,406,904
     Marsh & McLennan Companies, Inc.                 28,600        3,073,070
     MBNA Corp.                                       86,600        3,048,320
(2)  Morgan Stanley Dean Witter & Co.                 65,700        3,675,258
                                                               --------------
                                                                   14,203,552
                                                               --------------
     Total Financial Services                                      37,927,011
                                                               --------------

     Healthcare  4.2% of net assets
     ------------------------------------------------------------------------

     Drugs & Biotechnology 4.2%
     Pharmacia Corp.                                  69,800        2,976,970
     Schering-Plough Corp.                            86,300        3,090,403
                                                               --------------
     Total Healthcare                                               6,067,373
                                                               --------------

     Integrated Oils  7.2% of net assets
     ------------------------------------------------------------------------

     Integrated Domestic 1.8%
     Unocal Corp.                                     73,900        2,665,573
                                                               --------------

     Integrated International 5.4%
     BP PLC#                                          63,064        2,933,107
     ChevronTexaco Corp.                              27,951        2,504,689
     ExxonMobil Corp.                                 59,200        2,326,560
                                                               --------------
                                                                    7,764,356
                                                               --------------
     Total Integrated Oils                                         10,429,929
                                                               --------------

     Materials & Processing  6.8% of net assets
     ------------------------------------------------------------------------

     Chemicals 2.9%
     E.I. du Pont de Nemours & Co.                    33,400        1,419,834
     Rohm and Haas Co.                                82,300        2,850,049
                                                               --------------
                                                                    4,269,883
                                                               --------------
     Non-Ferrous Metals 1.9%
     Alcoa Inc.                                       77,000        2,737,350
                                                               --------------

     Paper & Forest Products 2.0%
     International Paper Co.                          70,100        2,828,535
                                                               --------------
     Total Materials & Processing                                   9,835,768
                                                               --------------

     Other  2.0% of net assets
     ------------------------------------------------------------------------

     Multi-Sector 2.0%
     Honeywell International Inc.                     84,600        2,861,172
                                                               --------------
     Total Other                                                    2,861,172
                                                               --------------

     Other Energy  4.0% of net assets
     ------------------------------------------------------------------------

     Oil & Gas Producers 1.8%
     Anadarko Petroleum Corp.                         44,600        2,535,510
                                                               --------------

     Oil Well Equipment & Services 2.2%
(7)  Schlumberger Ltd.                                58,000        3,187,100
                                                               --------------
     Total Other Energy                                             5,722,610
                                                               --------------

     Producer Durables  2.8% of net assets
     ------------------------------------------------------------------------

     Aerospace 2.8%
     Boeing Co.                                       39,600        1,535,688
     United Technologies Corp.                        39,300        2,539,959
                                                               --------------
     Total Producer Durables                                        4,075,647
                                                               --------------

     Technology  8.4% of net assets
     ------------------------------------------------------------------------

     Communications Technology 1.6%
     Motorola Inc.                                   153,000        2,298,060
                                                               --------------

     Computer Technology 4.5%
     Compaq Computer Corp.                           318,600        3,109,536
     EMC Corp.*                                       83,700        1,124,928
     Sun Microsystems Inc.*                          182,500        2,244,750
                                                               --------------
                                                                    6,479,214
                                                               --------------

     Electronics: Semiconductors/Components 2.3%
(4)  Intel Corp.                                     106,700        3,355,715
                                                               --------------
     Total Technology                                              12,132,989
                                                               --------------

     Utilities  10.2% of net assets
     ------------------------------------------------------------------------

     Electrical 2.2%
(9)  Exelon Corp.                                     65,400        3,131,352
                                                               --------------

     Telecommunications 8.0%
     Bellsouth Corp.                                  77,600        2,960,440
(3)  Qwest Communications International Inc.         248,800        3,515,544
     SBC Communications Inc.                          78,700        3,082,679
     Worldcom Inc.*                                  143,700        2,023,296
                                                               --------------
                                                                   11,581,959
                                                               --------------
     Total Utilities                                               14,713,311
                                                               --------------
     Total Common Stocks                                          142,704,662(a)
                                                               --------------


--------------------------------------------------------------------------------
(a) The fund paid a total of $134,269,018 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8   State Street Research Large-Cap Value Fund

                                                        Coupon           Maturity           Amount of
Issuer                                                   Rate              Date             Principal           Value
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper  2.7% of net assets

American Express Credit Corp.                            1.97%          1/02/2002            $568,000          $567,969
General Electric Capital Corp.                           1.90%          1/03/2002           3,269,000         3,268,655
General Electric Capital Corp.                           1.75%          1/07/2002             104,000           103,970
                                                                                                              ---------
Total Commercial Paper                                                                                        3,940,594(1)
                                                                                                              ---------

--------------------------------------------------------------------------------
(1) The fund paid a total of $3,940,594 for these securities.
--------------------------------------------------------------------------------

                                                                            % of
                                                                          Net Assets
-----------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                                            101.5%                        $146,645,256(2)
Cash and Other Assets, Less Liabilities                                       (1.5%)                         (2,196,259)
                                                                             ------                        ------------
Net Assets                                                                   100.0%                        $144,448,997
                                                                             ======                        ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $138,209,612 for these securities.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $138,647,915 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $15,436,018

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                               (7,438,677)
                                                                   -----------
                                                                    $7,997,341
                                                                   ===========
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2001  (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the price for each share class as of the report date.

Assets

Investments, at value*                                        $146,645,256(1)
Collateral for securities on loan                                3,047,352
Cash                                                                   373
Receivable for securities sold                                     376,404
Receivable for fund shares sold                                    259,835
Dividends and interest receivable                                  145,171
Receivable from distributor                                         40,312
Other assets                                                        29,250
                                                              ------------
                                                               150,543,953
Liabilities

Payable for collateral received on securities loaned             3,047,352
Payable for securities purchased                                 1,439,071
Payable for fund shares redeemed                                 1,167,207
Accrued management fee                                             135,618
Accrued transfer agent and shareholder services                     97,022
Accrued trustees' fees                                              34,689
Accrued administration fee                                          16,225
Other accrued expenses                                             157,772
                                                              ------------
                                                                 6,094,956
                                                              ------------

Net Assets                                                    $144,448,997
                                                              ============

Net Assets consist of:
   Undistributed net investment income                            $107,801
   Unrealized appreciation of investments                        8,435,644
   Accumulated net realized loss                                (1,426,591)
   Paid-in capital                                             137,332,143
                                                              ------------
                                                              $144,448,997(2)
                                                              ============

*Includes securities on loan valued at $2,845,646

--------------------------------------------------------------------------------
(1) The fund paid a total of $138,209,612 for these securities.
--------------------------------------------------------------------------------
(2)              Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

         Class        Net Assets   /   Number of Shares   =   NAV

           A         $69,932,342          4,568,804         $15.31*
           B(1)      $20,958,429          1,429,098         $14.67**
           B         $31,948,462          2,173,232         $14.70**
           C          $4,863,263            330,808         $14.70**
           S         $16,746,501          1,094,891         $15.30

*     Maximum offering price per share = $16.24 ($15.31 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Large-Cap Value Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2001  (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                              $ 1,094,264(1)
Interest                                                          55,117(2)
                                                             -----------
                                                               1,149,381

Expenses

Management fee                                                   440,775(3)
Transfer agent and shareholder services                          266,890(4)
Reports to shareholders                                          220,780
Distribution and service fees - Class A                           97,240(5)
Distribution and service fees - Class B(1)                        88,181(5)
Distribution and service fees - Class B                          161,102(5)
Distribution and service fees - Class C                           18,342(5)
Custodian fee                                                     51,713
Administration fee                                                39,280(6)
Trustees' fees                                                    27,626(7)
Audit fee                                                         14,224
Registration fees                                                 13,548
Miscellaneous                                                      4,933
                                                             -----------
                                                               1,444,634
Expenses borne by the distributor                               (388,978)(8)
Fees paid indirectly                                             (12,675)(9)
                                                             -----------
                                                               1,042,981
                                                             -----------
Net investment income                                            106,400
                                                             -----------

Realized and Unrealized Loss on Investments

Net realized loss on investments                                (987,063)(10)
Change in unrealized depreciation
   of investments                                             (2,017,185)
                                                             -----------
Net loss on investments                                       (3,004,248)
                                                             -----------
Net decrease in net assets resulting
   from operations                                           ($2,897,848)
                                                             ===========

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $4,429.
--------------------------------------------------------------------------------

(2) Includes $5,890 in income from the lending of portfolio securities. As of the report date, the fund had a total of $2,845,646 of securities out on loan and was holding a total of $3,047,352 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $111,360 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2001, there were $197,621, $359,345, and $1,090,158 for Class A, Class
      B, and Class C, respectively, of unreimbursed distribution and shareholder servicing-related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(9)   Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) The fund sold $34,245,050 worth of securities. During this same period, the fund also bought $46,804,123 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                              Six months ended
                                           Year ended        December 31, 2001
                                          June 30, 2001         (unaudited)
--------------------------------------------------------------------------------

Increase in Net Assets

Operations:
Net investment income                         $475,925            $106,400
Net realized gain (loss)
   on investments                           15,133,094            (987,063)
Change in unrealized appreciation
   (depreciation) of investments             4,806,743          (2,017,185)
                                         ---------------------------------
Net increase (decrease) resulting
   from operations                          20,415,762          (2,897,848)
                                         ---------------------------------

Dividends from net investment income:
   Class A                                    (258,535)            (41,547)
   Class B(1)                                   (5,153)                 --
   Class B                                     (13,073)                 --
   Class C                                        (859)                 --
   Class S                                    (118,766)            (24,527)
                                         ---------------------------------
                                              (396,386)            (66,074)
                                         ---------------------------------

Distributions from capital gains:
   Class A                                  (1,568,097)         (4,443,922)
   Class B(1)                                 (271,126)         (1,221,809)
   Class B                                  (1,001,069)         (2,412,056)
   Class C                                     (33,141)           (235,654)
   Class S                                    (480,706)         (1,243,820)
                                         ---------------------------------
                                            (3,354,139)         (9,557,261)
                                         ---------------------------------
Net increase from fund share
   transactions                              8,050,929          21,045,442(1)
                                         ---------------------------------
Total increase in net assets                24,716,166           8,524,259

Net Assets
Beginning of period                        111,208,572         135,924,738
                                         ---------------------------------
End of period                             $135,924,738        $144,448,997(2)
                                         =================================

--------------------------------------------------------------------------------
(2) Includes undistributed net investment income of $67,475 and $107,801, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Large-Cap Value Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                          Six months ended
                                                        Year ended                       December 31, 2001
                                                       June 30, 2001                        (unaudited)
                                                --------------------------------------------------------------
Class A                                           Shares          Amount               Shares         Amount
==============================================================================================================
 Shares sold                                      808,060      $13,373,753            1,086,329    $16,027,309*

 Issued upon reinvestment of:
   Dividends from net investment income            15,483          243,845                2,545         39,066
   Distributions from capital gains                97,220        1,515,656              266,897      4,096,859

 Shares redeemed                                 (709,791)     (11,421,250)            (572,744)    (8,374,515)
                                                --------------------------------------------------------------
 Net increase                                     210,972       $3,712,004              783,027    $11,788,719
                                                ==============================================================

Class B(1)                                         Shares           Amount               Shares         Amount
==============================================================================================================
 Shares sold                                      520,943       $8,317,337              467,232     $6,704,826**

 Issued upon reinvestment of:
   Dividend from net investment income                326            4,933                   --             --
   Distributions from capital gains                17,640          265,480               78,294      1,152,516

 Shares redeemed                                  (85,052)      (1,323,521)            (102,907)    (1,410,944)***
                                                --------------------------------------------------------------
 Net increase                                     453,857       $7,264,229              442,619     $6,446,398
                                                ==============================================================

Class B                                            Shares           Amount               Shares         Amount
==============================================================================================================
 Shares sold                                      127,201       $2,033,341              139,038     $1,986,090

 Issued upon reinvestment of:
   Dividend from net investment income                798           12,095                   --             --
   Distributions from capital gains                65,590          989,815              155,280      2,293,593

 Shares redeemed                                 (413,237)      (6,413,547)            (266,044)    (3,783,813)***
                                                --------------------------------------------------------------
 Net increase (decrease)                         (219,648)     ($3,378,296)              28,274       $495,870
                                                ==============================================================

Class C                                            Shares           Amount               Shares         Amount
==============================================================================================================
 Shares sold                                      122,747       $2,007,496              157,532     $2,285,857**

 Issued upon reinvestment of:
   Dividend from net investment income                 49              734                   --             --
   Distributions from capital gains                 2,014           30,425                8,318        122,890

 Shares redeemed                                  (19,935)        (305,702)             (24,054)      (340,264)****
                                                --------------------------------------------------------------
 Net increase                                     104,875       $1,732,953              141,796     $2,068,483
                                                ==============================================================

Class S                                            Shares           Amount               Shares         Amount
==============================================================================================================
 Shares sold                                      263,828       $4,266,706              106,001     $1,592,522

 Issued upon reinvestment of:
   Dividends from net investment income             7,551          118,698                1,634         24,527
   Distributions from capital gains                30,913          480,697               80,950      1,241,493

 Shares redeemed                                 (390,373)      (6,146,062)            (177,614)    (2,612,570)
                                                --------------------------------------------------------------
 Net increase (decrease)                          (88,081)     ($1,279,961)              10,971       $245,972
                                                ==============================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $12,560 and $61,437.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $110,183 and $280 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $13,883 and $10,041 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $20 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                              ======================================================================
                                                                              Years ended June 30                   Six months ended
                                                              ---------------------------------------------------- December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                       17.04      19.68     21.68      21.30      14.57          16.84
                                                              ------     ------    ------     ------     ------         ------
 Net investment income ($)*                                     0.09       0.06      0.13       0.18       0.10           0.03

 Net realized and unrealized gain (loss) on investments ($)     4.63       4.74      1.64      (2.75)      2.71          (0.41)
                                                              ------     ------    ------     ------     ------         ------
Total from investment operations ($)                            4.72       4.80      1.77      (2.57)      2.81          (0.38)
                                                              ------     ------    ------     ------     ------         ------
 Dividends from net investment income ($)                      (0.09)     (0.06)    (0.09)     (0.20)     (0.08)         (0.01)

 Distributions from capital gains ($)                          (1.99)     (2.74)    (2.06)     (3.96)     (0.46)         (1.14)
                                                              ------     ------    ------     ------     ------         ------
Total distributions ($)                                        (2.08)     (2.80)    (2.15)     (4.16)     (0.54)         (1.15)
                                                              ------     ------    ------     ------     ------         ------
Net asset value, end of period ($)                             19.68      21.68     21.30      14.57      16.84          15.31
                                                              ======     ======    ======     ======     ======         ======
Total return (%) (b)                                           30.91      27.62      9.61     (13.68)     19.50          (2.22) (d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                     55,239     76,151    76,943     52,086     63,751         69,932

Expense ratio (%)*                                              1.25       1.25      1.26       1.27       1.31           1.32 (e)

Expense ratio after expense reductions (%)*                     1.25       1.25      1.25       1.26       1.29           1.30 (e)

Ratio of net investment income to
average net assets* (%)                                         0.54       0.29      0.68       1.11       0.62           0.40 (e)

Portfolio turnover rate (%)                                    88.07      81.53    118.91      80.37      82.10          25.99

*Reflects voluntary reduction of expenses
of these amounts (%)                                            0.15       0.03      0.05       0.24       0.32           0.58 (e)

                                                                                                   Class B(1)
                                                                    ================================================================
                                                                             Years ended June 30                   Six months ended
                                                                    -------------------------------------------   December 31, 2001
Per-Share Data                                                      1999 (a)(c)      2000 (a)          2001 (a)    (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)                              18.66           20.76             14.09           16.21
                                                                     ------          ------            ------          ------
 Net investment income (loss) ($)*                                     0.02            0.06             (0.02)          (0.02)

 Net realized and unrealized gain (loss) on investments ($)            2.09           (2.67)             2.61           (0.38)
                                                                     ------          ------            ------          ------
Total from investment operations ($)                                   2.11           (2.61)             2.59           (0.40)
                                                                     ------          ------            ------          ------
 Dividends from net investment income ($)                             (0.01)          (0.10)            (0.01)             --

 Distributions from capital gains ($)                                    --           (3.96)            (0.46)          (1.14)
                                                                     ------          ------            ------          ------
Total distributions ($)                                               (0.01)          (4.06)            (0.47)          (1.14)
                                                                     ------          ------            ------          ------
Net asset value, end of period ($)                                    20.76           14.09             16.21           14.67
                                                                     ======          ======            ======          ======
Total return (%) (b)                                                  11.30 (d)      (14.33)            18.66           (2.50) (d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                             4,244           7,504            15,995          20,958

Expense ratio (%)*                                                     2.01 (e)        2.01              2.01            2.02 (e)

Expense ratio after expense reductions (%)*                            2.00 (e)        2.00              1.99            2.00 (e)

Ratio of net investment income (loss)
to average net assets (%)*                                             0.24 (e)        0.39             (0.12)          (0.31) (e)

Portfolio turnover rate (%)                                          118.91           80.37             82.10           25.99

*Reflects voluntary reduction of expenses
of these amounts (%)                                                   0.04 (e)        0.24              0.29            0.58 (e)


The text and notes are an integral part of the financial statements.


14  State Street Large-Cap Value Fund

                                                                                             Class B
                                                              ======================================================================
                                                                              Years ended June 30                  Six months ended
                                                              --------------------------------------------------  December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)  1999 (a)  2000 (a)   2001 (a)    (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                       16.88      19.42     21.25      20.77      14.12         16.26
                                                              ------     ------    ------     ------     ------        ------
 Net investment income (loss) ($)*                             (0.03)     (0.09)    (0.01)      0.06      (0.01)        (0.02)

 Net realized and unrealized gain (loss) on investments ($)     4.56       4.66      1.59      (2.67)      2.62         (0.40)
                                                              ------     ------    ------     ------     ------        ------
Total from investment operations ($)                            4.53       4.57      1.58      (2.61)      2.61         (0.42)
                                                              ------     ------    ------     ------     ------        ------
 Dividends from net investment income ($)                         --         --        --      (0.08)     (0.01)           --

 Distributions from capital gains ($)                          (1.99)     (2.74)    (2.06)     (3.96)     (0.46)        (1.14)
                                                              ------     ------    ------     ------     ------        ------
Total distributions ($)                                        (1.99)     (2.74)    (2.06)     (4.04)     (0.47)        (1.14)
                                                              ------     ------    ------     ------     ------        ------
Net asset value, end of period ($)                             19.42      21.25     20.77      14.12      16.26         14.70
                                                              ======     ======    ======     ======     ======        ======
Total return (%) (b)                                           29.91      26.67      8.82     (14.33)     18.66         (2.56) (d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                     25,478     52,211    59,527     33,392     34,880        31,948

Expense ratio (%)*                                              2.00       2.00      2.01       2.01       2.01          2.02 (e)

Expense ratio after expense reductions (%)*                     2.00       2.00      2.00       2.00       1.99          2.00 (e)

Ratio of net investment income (loss)
to average net assets (%)*                                     (0.20)     (0.46)    (0.06)      0.37      (0.07)        (0.30) (e)

Portfolio turnover rate (%)                                    88.07      81.53    118.91      80.37      82.10         25.99

*Reflects voluntary reduction of
expenses of these amounts (%)                                   0.15       0.03      0.05       0.24       0.33          0.57 (e)

                                                                                             Class C
                                                              ======================================================================
                                                                              Years ended June 30                  Six months ended
                                                              --------------------------------------------------  December 31, 2001
Per-Share Data                                                 1997 (a)   1998 (a)  1999 (a)   2000 (a)   2001 (a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                       16.87      19.41     21.26      20.78      14.13         16.26
                                                              ------     ------    ------     ------     ------        ------
 Net investment income (loss) ($)*                             (0.03)     (0.09)    (0.01)      0.06      (0.02)        (0.02)

 Net realized and unrealized gain (loss) on investments ($)     4.56       4.68      1.59      (2.66)      2.62         (0.40)
                                                              ------     ------    ------     ------     ------        ------
Total from investment operations ($)                            4.53       4.59      1.58      (2.60)      2.60         (0.42)
                                                              ------     ------    ------     ------     ------        ------
 Dividends from net investment income ($)                         --         --        --      (0.09)     (0.01)           --

 Distributions from capital gains ($)                          (1.99)     (2.74)    (2.06)     (3.96)     (0.46)        (1.14)
                                                              ------     ------    ------     ------     ------        ------
Total distributions ($)                                        (1.99)     (2.74)    (2.06)     (4.05)     (0.47)        (1.14)
                                                              ------     ------    ------     ------     ------        ------
Net asset value, end of period ($)                             19.41      21.26     20.78      14.13      16.26         14.70
                                                              ======     ======    ======     ======     ======        ======
Total return (%) (b)                                           29.93      26.80      8.81     (14.30)     18.69         (2.62) (d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                      1,642      1,718     1,555      1,189      3,074         4,863

Expense ratio (%)*                                              2.00       2.00      2.01       2.01       2.01          2.02 (e)

Expense ratio after expense reductions (%)*                     2.00       2.00      2.00       2.00       1.99          2.00 (e)

Ratio of net investment income (loss) to
average net assets (%)*                                        (0.19)     (0.43)    (0.07)      0.36      (0.14)        (0.32) (e)

Portfolio turnover rate (%)                                    88.07      81.53    118.91      80.37      82.10         25.99

*Reflects voluntary reduction of
expenses of these amounts (%)                                   0.15       0.03      0.05       0.24       0.28          0.59 (e)

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                              Class S
                                                               =====================================================================
                                                                                  Years ended June 30               Six months ended
                                                               --------------------------------------------------  December 31, 2001
Per-Share Data                                                 1997 (a)    1998 (a)   1999 (a)  2000 (a)  2001 (a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                         17.03      19.66      21.65     21.26     14.54        16.81
                                                                ------     ------     ------    ------    ------       ------
 Net investment income ($)*                                       0.13       0.11       0.17      0.22      0.15         0.05

 Net realized and unrealized gain (loss) on investments ($)       4.62       4.73       1.64     (2.74)     2.69        (0.40)
                                                                ------     ------     ------    ------    ------       ------
Total from investment operations ($)                              4.75       4.84       1.81     (2.52)     2.84        (0.35)
                                                                ------     ------     ------    ------    ------       ------
 Dividends from net investment income ($)                        (0.13)     (0.11)     (0.14)    (0.24)    (0.11)       (0.02)

 Distributions from capital gains ($)                            (1.99)     (2.74)     (2.06)    (3.96)    (0.46)       (1.14)
                                                                ------     ------     ------    ------    ------       ------
Total distributions ($)                                          (2.12)     (2.85)     (2.20)    (4.20)    (0.57)       (1.16)
                                                                ------     ------     ------    ------    ------       ------
Net asset value, end of period ($)                               19.66      21.65      21.26     14.54     16.81        15.30
                                                                ======     ======     ======    ======    ======       ======
Total return (%) (b)                                             31.19      27.90       9.84    (13.42)    19.89        (2.08) (d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                       83,999    103,046     63,346    17,038    18,226       16,747

Expense ratio (%)*                                                1.00       1.00       1.01      1.01      1.01         1.02 (e)

Expense ratio after expense reductions (%)*                       1.00       1.00       1.00      1.00      0.99         1.00 (e)

Ratio of net investment income to
average net assets (%)*                                           0.77       0.55       0.89      1.36      0.93         0.70 (e)

Portfolio turnover rate (%)                                      88.07      81.53     118.91     80.37     82.10        25.99

*Reflects voluntary reduction of
expenses of these amounts (%)                                     0.15       0.03       0.05      0.24      0.33         0.57 (e)

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Large-Cap Value Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Large-Cap Value Fund

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift?
To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

Visit our new Tax Center at www.ssrfunds.com, where you will find: information on the new tax law changes, 2001 State Street Research capital gains distributions, sample tax forms, Quicken(R) TurboTax(R) for the Web(SM) plus a year-end tax checklist.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Large-Cap Value Fund prospectus. When used after March 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

[GRAPHIC]
AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund
Aurora Fund(1)
Mid-Cap Value Fund
Large-Cap Value Fund
International Equity Fund
Large-Cap Analyst Fund
Investment Trust
Legacy Fund
Strategic Growth & Income Fund


FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
Tax-Exempt Fund
Government Income Fund
Money Market Fund(2)

CONSERVATIVE



(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0203)SSR-LD                                     LCV-1227-0202

[LOGO] STATE STREET RESEARCH

Mid-Cap Value Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         December 31, 2001

In This Report   Investors Return
                 to Value

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Welcoming
a New Year

has never felt better. While we will not easily forget the challenges that shaped 2001, we are happy to be looking ahead to the opportunities of a new year.

[PHOTO]
Richard S. Davis

The U.S. stock market has already made up lost ground, and U.S. bond markets have been the wise investor's cushion against volatility. Even the U.S. economy is showing signs of stabilizing. Now, all eyes are on American business, its profit prospects and spending plans for the year ahead.

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
December 31, 2001

[GRAPHIC]
6 Month Review

                            How State Street Research
                          Mid-Cap Value Fund Performed

State Street Research Mid-Cap Value Fund delivered positive results during a generally difficult period for the stock market. The fund returned 4.88% for the six months ended December 31, 2001.(1) That was significantly better than both the Russell Midcap(R) Value Index, which returned -0.91% over the same period, and the Lipper Mid-Cap Value Funds Average, which returned 1.59% for the period.(2, 3)

Reasons for the Fund's Performance

Our disciplined, bottom-up stock selection process gave the portfolio a cyclical tilt during the six-month period. Our emphasis on cyclical stocks had a negative impact on third quarter results as investors grew deeply concerned about economic prospects in the wake of the events of September 11. But as they regained confidence, these stocks recovered during the fourth quarter and made a positive contribution to performance. The fund's overweight position in the consumer discretionary sector and underweight in utilities also helped performance. However, our emphasis on autos and transportation, and an underweighting in consumer staples and producer durables, detracted from results.

Looking Ahead

We expect the economy to stabilize, then to experience a gradual, saucer-shaped recovery, aided by significantly lower short-term rates, fiscal measures already enacted and inventory restocking. Economic growth should recover to above trend (2.5%) by the second half of 2002. We will maintain the fund's cyclical tilt--with emphasis in autos and transportation, consumer discretionary, materials and processing, and technology stocks--until it appears that the stocks' prices are fully discounting their earnings power in an economic recovery. Then, we will pare back our holdings. We will maintain the same disciplined process in stock selection and portfolio construction as we have in the past. |_|

Class A Shares(1)

      4.88% [UP ARROW]

 "We will maintain the fund's cyclical tilt until stock prices fully discount their earnings power."

[PHOTO]
Peter Zuger
Portfolio Manager,
State Street Research
Mid-Cap Value Fund

Russell Midcap
Value Index(2)

     -0.91% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Mid-Cap Value Fund

[GRAPHIC] The Fund at a Glance as of 12/31/01

State Street Research Mid-Cap Value Fund: A stock fund with a value approach to mid-cap investing.


Hits & Misses

[GRAPHIC]

Rockwell Collins

This firm, which makes equipment for the control of airplanes, saw its stock fall sharply after September 11 on fears of weakening demand for new airplanes. We bought the stock because it was attractively priced relative to its long-term prospects, and it has already delivered strong gains.

[GRAPHIC]

Covanta Energy Corp.

Bank negotations over terms of credit have been difficult for this specialized energy company. Although it generates free cash flow, investors--nervous about the Enron bankruptcy--have sold the stock. We continue to own it because we believe it has comeback potential.

Total Net Assets: $350 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

  1  CNF Transportation                   2.5%

  2  Noble Drilling                       2.5%

  3  ACE Limited                          2.4%

  4  SPX                                  2.3%

  5  Comerica                             2.3%

  6  Avaya                                2.3%

  7  XL Capital                           2.2%

  8  Cendant                              2.2%

  9  Ocean Energy                         2.2%

 10  Viad                                 2.1%

     Total                               23.0%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/01(4, 6)
(does not reflect sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     18.06%          14.15%           15.17%
--------------------------------------------------------------------------------
Class B(1)                  17.27%          13.30%           14.47%
--------------------------------------------------------------------------------
Class B                     17.29%          13.33%           14.48%
--------------------------------------------------------------------------------
Class C                     17.32%          13.32%           14.48%
--------------------------------------------------------------------------------
Class S                     18.42%          14.44%           15.47%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/01(4, 5, 6)
(at maximum applicable sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     11.28%          12.81%           14.48%
--------------------------------------------------------------------------------
Class B(1)                  12.27%          13.05%           14.47%
--------------------------------------------------------------------------------
Class B                     12.29%          13.09%           14.48%
--------------------------------------------------------------------------------
Class C                     16.31%          13.32%           14.48%
--------------------------------------------------------------------------------
Class S                     18.42%          14.44%           15.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2001                           December 31, 2001

Commercial                              Commercial
Services             8.1%               Services             7.6%
Drugs &                                 Utilities:
Biotechnology        6.5%               Electrical           7.5%
Insurance            6.1%               Miscellaneous
Utilities:                              Financial            5.6%
Electrical           5.6%               Casinos/Gambling,
Casinos/Gambling,                       Hotel/Motel          5.4%
Hotel/Motel          5.1%               Banks &
                                        Savings & Loan       5.1%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Mid-Cap Value Fund

Class A: SSEAX Class B(1): SSAPX* Class B: SSEBX Class C: SSEDX Class S: SSICX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell Midcap Value Index contains only those stocks within the complete Russell Midcap(R) Index (800 of the smallest securities in the Russell 1000(R) Index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the funds has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

*     Proposed

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Mid-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Mid-Cap Value Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in mid-cap value stocks, which may include common and preferred stocks, convertible securities and warrants.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Foreign securities -- If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

      o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it is earned.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

      o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustee fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Mid-Cap Value Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. As of the report date, the fund had 0.03% of net assets in restricted securities.
--------------------------------------------------------------------------------

     Issuer                                            Shares              Value
     ---------------------------------------------------------------------------

     Common Stocks 97.7% of net assets

     Automobiles & Transportation  7.7% of net assets
     ---------------------------------------------------------------------------
     Air Transport 1.8%
     AMR Corp.*                                       279,600         $6,198,732
                                                                  --------------

     Automotive Parts 3.4%
     Delphi Automotive Systems Corp.                  498,500          6,809,510
     Magna International Inc. Cl. A                    80,500          5,109,335
                                                                  --------------
                                                                      11,918,845
                                                                  --------------

     Truckers 2.5%
(1)  CNF Transportation Inc.                          263,500          8,840,425
                                                                  --------------
     Total Automobiles & Transportation                               26,958,002
                                                                  --------------

     Consumer Discretionary  27.6% of net assets
     ---------------------------------------------------------------------------
     Advertising Agencies 1.9%
     Valassis Communications Inc.*                    187,700          6,685,874
                                                                  --------------

     Casinos/Gambling, Hotel/Motel 5.4%
     Harrah's Entertainment Inc.*                     202,300          7,487,123
     Hilton Hotels Corp.                              635,500          6,939,660
     International Game Technology Inc.*               66,597          4,548,575
                                                                  --------------
                                                                      18,975,358
                                                                  --------------

     Commercial Services 7.6%
     Aramark Corp.*                                    63,700          1,713,530
(8)  Cendant Corp.*                                   393,900          7,724,379
     FreedomPay Inc.*++@ (acquired 3/29/00
       and 9/28/00, cost $6,964)                      430,512             73,187
     Manpower Inc.                                    166,700          5,619,457
     Republic Services Inc. Cl. A*                    189,900          3,792,303
(10) Viad Corp.                                       316,600          7,497,088
                                                                  --------------
                                                                      26,419,944
                                                                  --------------

     Communications, Media & Entertainment 1.1%
     USA Networks Inc.*                               137,800          3,763,318
                                                                  --------------

     Household Furnishings 3.4%
     Black & Decker Corp.                             162,900          6,146,217
     Newell Rubbermaid Inc.                           212,400          5,855,868
                                                                  --------------
                                                                      12,002,085
                                                                  --------------

     Leisure Time 2.0%
     Royal Caribbean Cruises Ltd.                     421,700          6,831,540
                                                                  --------------

     Printing & Publishing 1.5%
     Reader's Digest Association Inc. Cl. A           234,100          5,403,028
                                                                  --------------

     Retail 3.4%
     Federated Department Stores Inc.*                152,100          6,220,890
     Staples Inc.*                                    302,700          5,660,490
                                                                  --------------
                                                                      11,881,380
                                                                  --------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

     Issuer                                            Shares              Value
     ---------------------------------------------------------------------------

     Textile Apparel Manufacturers 1.3%
     Jones Apparel Group Inc.*                        132,200         $4,385,074
                                                                  --------------
     Total Consumer Discretionary                                     96,347,601
                                                                  --------------

     Financial Services  19.3% of net assets
     ---------------------------------------------------------------------------
     Banks & Savings & Loan 5.1%
(5)  Comerica Inc.                                    141,600          8,113,680
     Keycorp                                          276,100          6,720,274
     Mercantile Bankshares Corp.                       72,000          3,098,880
                                                                  --------------
                                                                      17,932,834
                                                                  --------------

     Insurance 5.1%
(3)  ACE Limited                                      211,600          8,495,740
     Saint Paul Companies, Inc.                        34,600          1,521,362
(7)  XL Capital Ltd. Cl. A                             85,400          7,802,144
                                                                  --------------
                                                                      17,819,246
                                                                  --------------

     Miscellaneous Financial 5.6%
     Ambac Financial Group Inc.                       118,550          6,859,303
     Capital One Financial Corp.                      111,400          6,010,030
     MGIC Investment Corp.                            109,700          6,770,684
                                                                  --------------
                                                                      19,640,017
                                                                  --------------

     Securities Brokerage & Services 3.5%
     Lehman Brothers Holdings Inc.                     89,800          5,998,640
     Stilwell Financial Inc.                          230,200          6,266,044
                                                                  --------------
                                                                      12,264,684
                                                                  --------------
     Total Financial Services                                         67,656,781
                                                                  --------------

     Healthcare  4.6% of net assets
     ---------------------------------------------------------------------------
     Drugs & Biotechnology 3.6%
     Biogen Inc.*                                     106,800          6,124,980
     ICN Pharmaceuticals Inc.                         194,900          6,529,150
                                                                  --------------
                                                                      12,654,130
                                                                  --------------

     Healthcare Services 1.0%
     Anthem Inc.*                                      72,600          3,593,700
                                                                  --------------
     Total Healthcare                                                 16,247,830
                                                                  --------------

     Integrated Oils  2.0% of net assets
     ---------------------------------------------------------------------------
     Integrated Domestic 2.0%
     Unocal Corp.                                     191,300          6,900,191
                                                                  --------------
     Total Integrated Oils                                             6,900,191
                                                                  --------------

     Materials & Processing  10.4% of net assets
     ---------------------------------------------------------------------------
     Chemicals 1.9%
     Rohm & Haas Co.                                  193,600          6,704,368
                                                                  --------------

     Containers & Packaging 0.7%
     Smurfit Stone Container Corp.*                   167,400          2,673,378
                                                                  --------------

     Diversified Manufacturing 2.0%
     American Standard Companies Inc.*                101,100          6,898,053
                                                                  --------------

     Paper & Forest Products 1.1%
     Westvaco Corp.                                   132,300          3,763,935
                                                                  --------------

     Steel 4.7%
     Alaska Steel Holding Corp.*                      522,900          5,950,602
     Allegheny Technologies Inc.                      331,500          5,552,625
     Harsco Corp.                                     141,600          4,856,880
                                                                  --------------
                                                                      16,360,107
                                                                  --------------
     Total Materials & Processing                                     36,399,841
                                                                  --------------

     Other  4.1% of net assets
     ---------------------------------------------------------------------------
     Multi-Sector 4.1%
(4)  SPX Corp.*                                        59,700          8,172,930
     Textron Inc.                                     148,900          6,173,394
                                                                  --------------
                                                                      14,346,324
                                                                  --------------
     Total Other                                                      14,346,324
                                                                  --------------

     Other Energy  5.8% of net assets
     ---------------------------------------------------------------------------
     Oil & Gas Producers 3.3%
     Anadarko Petroleum Corp.                          70,650          4,016,453
                                                                  --------------
(9)  Ocean Energy Inc.                                399,300          7,666,560
                                                                  --------------
                                                                      11,683,013
                                                                  --------------

     Oil Well Equipment & Services 2.5%
(2)  Noble Drilling Corp.*                            252,600          8,598,504
                                                                  --------------
     Total Other Energy                                               20,281,517
                                                                  --------------

     Producer Durables  1.4% of net assets
     ---------------------------------------------------------------------------
     Aerospace 1.4%
     Rockwell Collins Inc.                            246,200          4,800,900
                                                                  --------------

     Production Technology Equipment 0.0%
     Phase Metrics Inc.*++@ (acquired 1/23/98
       and 6/9/98, cost$1,321,127)                    108,409             34,691
                                                                  --------------
     Total Producer Durables                                           4,835,591
                                                                  --------------


The text and notes are an integral part of the financial statements.

8  State Street Research Mid-Cap Value Fund

     Issuer                                          Shares             Value
     ------------------------------------------------------------------------

     Technology  7.3% of net assets
     ------------------------------------------------------------------------
     Communications Technology 4.3%
(6)  Avaya Inc.*                                    659,100        $8,008,065
     NCR Corp.*                                     189,100         6,970,226
                                                                -------------
                                                                   14,978,291
                                                                -------------

     Electronics: Semiconductors/Components 3.0%
     Advanced Micro Devices Inc.*                   403,200         6,394,752
     Cypress Semiconductor Corp.*                   201,700         4,019,881
                                                                -------------
                                                                   10,414,633
                                                                -------------
     Total Technology                                              25,392,924
                                                                -------------

     Utilities  7.5% of net assets
     ------------------------------------------------------------------------
     Electrical 7.5%
     Constellation Energy Group Inc.                247,000         6,557,850
     Covanta Energy Corp.*                          446,500         2,018,180
     Energy East Corp.                              311,200         5,909,688
     PPL Corp.                                      173,100         6,032,535
     Progress Energy Inc.                           124,400         5,601,732
                                                                -------------
     Total Utilities                                               26,119,985
                                                                -------------
     Total Common Stocks                                          341,486,587(a)
                                                                -------------

                                                  Amount of
                                                  Principal             Value
     ------------------------------------------------------------------------

     Commercial Paper  3.0% of net assets
     General Electric Capital Corp.
       1.90%, 1/04/2002                          $1,091,000        $1,090,827
     Goldman Sachs Group LP
       1.75%, 1/02/2002                           2,000,000         1,999,903
     Goldman Sachs Group LP
       1.75%, 1/04/2002                           4,857,000         4,856,292
     Household Finance Corp.
       2.00%, 1/03/2002                           2,616,000         2,615,709
                                                                -------------
     Total Commercial Paper                                        10,562,731(b)
                                                                -------------

                                                    % of
                                                 Net Assets
     ------------------------------------------------------------------------

     Summary of Portfolio Assets
     Investments                                     100.7%      $352,049,318(c)
     Other Assets, Less Liabilities                   (0.7%)       (2,465,519)
                                                     -----      -------------
     Net Assets                                      100.0%      $349,583,799
                                                     =====      =============

--------------------------------------------------------------------------------
(a) The fund paid a total of $294,872,422 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $10,562,731 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The fund paid a total of $305,435,153 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $305,522,798 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over tax
cost                                                               $60,715,884

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                              (14,189,364)
                                                                   -----------
                                                                   $46,526,520
                                                                   ===========
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the price for each share class as of the report date.

Assets

Investments, at value*                                         $352,049,318(1)
Collateral for securities on loan                                34,401,841
Receivable for fund shares sold                                   1,500,331
Dividends and interest receivable                                   325,630
Receivable for securities sold                                      150,262
Receivable from Distributor                                         135,845
Other assets                                                          6,357
                                                               ------------
                                                                388,569,584

Liabilities

Payable for collateral received on securities loaned             34,401,841
Payable for fund shares redeemed                                  2,426,495
Payable for securities purchased                                  1,316,342
Accrued management fee                                              175,099
Accrued distribution and service fees                               166,683
Accrued transfer agent and shareholder services                     119,719
Payable to custodian                                                 80,568
Accrued administration fee                                            8,320
Accrued trustees' fees                                                4,291
Other accrued expenses                                              286,427
                                                               ------------
                                                                 38,985,785
                                                               ------------

Net Assets                                                     $349,583,799
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                        $46,614,165
  Accumulated net realized gain                                   4,077,887
  Paid-in capital                                               298,891,747
                                                               ------------
                                                               $349,583,799(2)
                                                               ============

*Includes securities on loan valued at $32,721,616

--------------------------------------------------------------------------------
(1) The fund paid a total of $305,435,153 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class         Net Assets    /    Number of Shares     =    NAV

  A         $142,040,391            8,386,442           $16.94*
  B(1)       $51,528,569            3,087,483           $16.69**
  B          $94,647,596            5,641,191           $16.78**
  C          $29,153,835            1,740,717           $16.75**
  S          $32,213,408            1,898,303           $16.97

*     Maximum offering price per share = $17.97 ($16.94 / 0.9425)

** When you sell class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10  State Street Research Mid-Cap Value Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2001 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                $1,787,540(1)
Interest                                                          163,743(2)
                                                             ------------
                                                                1,951,283

Expenses

Management fee                                                    976,514(3)
Transfer agent and shareholder services                           427,433(4)
Reports to shareholders                                           359,900
Distribution and service fees - Class A                           178,523(5)
Distribution and service fees - Class B(1)                        183,755(5)
Distribution and service fees - Class B                           450,609(5)
Distribution and service fees - Class C                           102,123(5)
Custodian fee                                                      62,691
Registration fees                                                  57,377
Administration fee                                                 18,195(6)
Audit fee                                                          15,240
Trustees' fees                                                      6,653(7)
Miscellaneous                                                      27,190
                                                             ------------
                                                                2,866,203
Fees paid indirectly                                              (19,273)(8)
Expenses borne by the Distributor                                (514,785)(9)
                                                             ------------
                                                                2,332,145
                                                             ------------
Net investment loss                                              (380,862)
                                                             ------------

Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments                               18,265,688(10)
Change in unrealized depreciation
  of investments                                                 (233,705)
                                                             ------------
Net gain on investments                                        18,031,983
                                                             ------------
Net increase in net assets resulting
  from operations                                             $17,651,121
                                                             ============


--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $2,035.
--------------------------------------------------------------------------------
(2) Includes $39,660 in income from the lending of portfolio securities. As of the report date, the fund had a total of $32,721,616 of securities out on loan and was holding a total of $34,401,841 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of average net assets.
--------------------------------------------------------------------------------
(4) Includes a total of $246,031 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2001, there were $312,166 and $1,280.486 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(9)   Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) To earn this, the fund sold $120,460,924 worth of securities. During this same period, the fund also bought $172,861,165 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended      December 31, 2001
                                              June 30, 2001       (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)                     $638,121          ($380,862)
Net realized gain on investments               31,466,742         18,265,688
Change in unrealized appreciation
  (depreciation) of investments                44,404,290           (233,705)
                                           ---------------------------------
Net increase resulting
  from operations                              76,509,153         17,651,121
                                           ---------------------------------

Dividend from net investment income:
  Class A                                        (966,489)                --
  Class B(1)                                     (100,059)                --
  Class B                                        (611,688)                --
  Class C                                         (72,258)                --
  Class S                                        (393,802)                --
                                           ---------------------------------
                                               (2,144,296)                --
                                           ---------------------------------

Distributions from capital gains:
  Class A                                      (3,229,466)       (16,112,864)
  Class B(1)                                     (512,506)        (4,938,818)
  Class B                                      (3,519,133)       (12,381,987)
  Class C                                        (443,074)        (2,731,467)
  Class S                                      (1,115,834)        (4,633,432)
                                           ---------------------------------
                                               (8,820,013)       (40,798,568)
                                           ---------------------------------
Net increase from fund
  share transactions                           22,831,711         96,329,550(1)
                                           ---------------------------------
Total increase in net assets                   88,376,555         73,182,103

Net Assets

Beginning of period                           188,025,141        276,401,696
                                           ---------------------------------
End of period                                $276,401,696       $349,583,799
                                           =================================


The text and notes are an integral part of the financial statements.

12  State Street Research Mid-Cap Value Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       Six months ended
                                                       Year ended                      December 31, 2000
                                                     June 30, 2000                        (unaudited)
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  3,672,002       $61,414,628         2,799,854       $46,761,957 *

 Issued upon reinvestment of:
  Dividend from net investment income            63,526           960,619                --                --
  Distributions from capital gains              203,648         3,030,758           917,482        15,323,167

 Shares redeemed                             (3,113,511)      (50,290,491)       (1,127,927)      (18,820,251)
                                            -----------------------------------------------------------------
 Net increase                                   825,665       $15,115,514         2,589,409       $43,264,873
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    786,290       $13,313,995         1,578,563       $25,643,329 **

 Issued upon reinvestment of:
  Dividend from net investment income             6,224            92,532                --                --
  Distributions from capital gains               33,929           501,091           281,951         4,641,237

 Shares redeemed                               (151,521)       (2,395,426)         (187,490)       (2,929,693)***
                                            -----------------------------------------------------------------
 Net increase                                   674,922       $11,512,192         1,673,024       $27,354,873
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    281,388        $4,788,010           415,651        $6,749,524

 Issued upon reinvestment of:
  Dividend from net investment income            53,109           787,902                --                --
  Distributions from capital gains              209,011         3,098,461           703,353        11,673,766

 Shares redeemed                             (1,023,300)      (15,883,044)         (595,514)       (9,678,121)***
                                            -----------------------------------------------------------------
 Net increase (decrease)                       (479,792)      ($7,208,671)          523,490        $8,745,169
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    282,572        $4,906,955           949,156       $15,569,173 **

 Issued upon reinvestment of:
  Dividend from net investment income             3,328            49,332                --                --
  Distributions from capital gains               26,852           397,455           150,278         2,480,717

 Shares redeemed                               (331,936)       (5,134,079)         (122,762)       (1,924,174)****
                                            -----------------------------------------------------------------
 Net increase (decrease)                        (19,184)         $219,663           976,672       $16,125,716
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    835,058       $13,714,541           552,594        $9,381,429

 Issued upon reinvestment of:
  Dividend from net investment income            25,120           381,217                --                --
  Distributions from capital gains               74,916         1,114,597           184,251         3,049,354

 Shares redeemed                               (751,101)      (12,017,342)         (704,002)      (11,591,864)
                                            -----------------------------------------------------------------
 Net increase                                   183,993        $3,193,013            32,843          $838,919
                                            =================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $60,510 and $120,792.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $236,229, and $400 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $32,082 and $45,339 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $2,268 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                             =======================================================================
                                                                             Years ended June 30                   Six months ended
                                                             ----------------------------------------------------  December 31, 2001
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited)(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      13.85      14.86      16.80      15.80      13.68        18.53
                                                              ------     ------     ------     ------     ------       ------
  Net investment income ($)*                                    0.33       0.33       0.34       0.23       0.10         0.00
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                    2.90       3.56      (0.43)     (1.80)      5.62         0.80
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           3.23       3.89      (0.09)     (1.57)      5.72         0.80
                                                              ------     ------     ------     ------     ------       ------
  Dividends from net investment income ($)                     (0.28)     (0.28)     (0.28)     (0.33)     (0.20)          --
  Distributions from capital gains ($)                         (1.94)     (1.67)     (0.63)     (0.22)     (0.67)       (2.39)
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (2.22)     (1.95)     (0.91)     (0.55)     (0.87)       (2.39)
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            14.86      16.80      15.80      13.68      18.53        16.94
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          27.45      28.15      (0.04)     (9.89)     43.49         4.88(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                    71,087    125,402    114,235     68,019    107,448      142,040
 Expense ratio (%)*                                             1.25       1.24       1.22       1.27       1.27         1.25(e)
 Expense ratio after expense reductions (%)*                    1.25       1.24       1.21       1.26       1.25         1.24(e)
 Ratio of net investment income to average net assets (%)*      2.43       2.06       2.29       1.62       0.59         0.06(e)
 Portfolio turnover rate (%)                                   63.33      52.99      56.04      30.83     115.59        41.52
 *Reflects voluntary reduction of
 expenses of these amounts (%)                                  0.12       0.02       0.05       0.23       0.28         0.34(e)

                                                                                                Class B(1)
                                                                               =====================================================
                                                                                       Years ended June 30         Six months ended
                                                                               ----------------------------------  December 31, 2001
Per-Share Data                                                                  1999 (a)(c)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                                            14.94      15.70      13.58        18.35
                                                                                     -----      -----      -----        -----
  Net investment income (loss) ($)*                                                   0.11       0.13      (0.03)       (0.05)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                                          0.75      (1.80)      5.60         0.78
                                                                                     -----      -----      -----        -----
 Total from investment operations ($)                                                 0.86      (1.67)      5.57         0.73
                                                                                     -----      -----      -----        -----
  Dividends from net investment income ($)                                           (0.10)     (0.23)     (0.13)          --
  Distributions from capital gains ($)                                                0.00      (0.22)     (0.67)       (2.39)
                                                                                     -----      -----      -----        -----
 Total distributions ($)                                                             (0.10)     (0.45)     (0.80)       (2.39)
                                                                                     -----      -----      -----        -----
 Net asset value, end of period ($)                                                  15.70      13.58      18.35        16.69
                                                                                     =====      =====      =====        =====
 Total return (%) (b)                                                                 5.81(d)  (10.59)     42.51         4.52(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                                           7,454     10,043     25,957       51,529
 Expense ratio (%)*                                                                   1.86(e)    2.01       1.97         1.95(e)
 Expense ratio after expense reductions (%)*                                          1.85(e)    2.00       1.95         1.94(e)
 Ratio of net investment income (loss)
 to average net assets (%)*                                                           1.46(e)    0.92      (0.18)       (0.62)(e)
 Portfolio turnover rate (%)                                                         56.04      30.83     115.59        41.52
 *Reflects voluntary reduction of expenses
 of these amounts (%)                                                                 0.05(e)    0.23       0.28         0.35(e)


The text and notes are an integral part of the financial statements.

14  State Street Research Mid-Cap Value Fund

                                                                                             Class B
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       13.82      14.81      16.74      15.74     13.63           18.44
                                                                -----      -----      -----      -----     -----           -----
  Net investment income (loss) ($)*                              0.22       0.21       0.23       0.12     (0.01)          (0.05)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     2.89       3.55      (0.43)     (1.79)     5.61            0.78
                                                                -----      -----      -----      -----     -----           -----
 Total from investment operations ($)                            3.11       3.76      (0.20)     (1.67)     5.60            0.73
                                                                -----      -----      -----      -----     -----           -----
  Dividends from net investment income ($)                      (0.18)     (0.16)     (0.17)     (0.22)    (0.12)             --
  Distributions from capital gains ($)                          (1.94)     (1.67)     (0.63)     (0.22)    (0.67)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Total distributions ($)                                        (2.12)     (1.83)     (0.80)     (0.44)    (0.79)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Net asset value, end of period ($)                             14.81      16.74      15.74      13.63     18.44           16.78
                                                                =====      =====      =====      =====     =====           =====
 Total return (%) (b)                                           26.45      27.23      (0.80)    (10.59)    42.59            4.50(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                     71,986    174,835    141,559     76,308    94,358          94,648
 Expense ratio (%)*                                              2.00       1.99       1.97       2.01      1.97            1.95(e)
 Expense ratio after expense reductions (%)*                     2.00       1.99       1.96       2.00      1.95            1.94(e)
 Ratio of net investment income (loss)
 to average net assets (%)*                                      1.65       1.32       1.54       0.87     (0.08)          (0.66)(e)
 Portfolio turnover rate (%)                                    63.33      52.99      56.04      30.83    115.59           41.52
 *Reflects voluntary reduction of expenses
 of these amounts (%)                                            0.12       0.02       0.05       0.23      0.28            0.34(e)

                                                                                             Class C
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       13.82      14.79      16.71      15.71     13.61           18.40
                                                                -----      -----      -----      -----     -----           -----
  Net investment income (loss) ($)*                              0.21       0.21       0.23       0.12     (0.01)          (0.05)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     2.90       3.54      (0.43)     (1.79)     5.59            0.79
                                                                -----      -----      -----      -----     -----           -----
 Total from investment operations ($)                            3.11       3.75      (0.20)     (1.67)     5.58            0.74
                                                                -----      -----      -----      -----     -----           -----
  Dividends from net investment income ($)                      (0.20)     (0.16)     (0.17)     (0.21)    (0.12)             --
  Distributions from capital gains ($)                          (1.94)     (1.67)     (0.63)     (0.22)    (0.67)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Total distributions ($)                                        (2.14)     (1.83)     (0.80)     (0.43)    (0.79)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Net asset value, end of period ($)                             14.79      16.71      15.71      13.61     18.40           16.75
 Total return (%) (b)                                           26.42      27.23      (0.78)    (10.57)    42.48            4.56(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                      9,592     26,777     24,027     10,661    14,062          29,154
 Expense ratio (%)*                                              2.00       1.99       1.97       2.01      1.97            1.95(e)
 Expense ratio after expense reductions (%)*                     2.00       1.99       1.96       2.00      1.95            1.94(e)
 Ratio of net investment income (loss)
 to average net assets (%)*                                      1.59       1.32       1.54       0.86     (0.09)          (0.62)(e)
 Portfolio turnover rate (%)                                    63.33      52.99      56.04      30.83    115.59           41.52
 *Reflects voluntary reduction of expenses
 of these amounts (%)                                            0.12       0.02       0.05       0.23      0.28            0.35(e)

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                             Class S
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                       13.85      14.86      16.80      15.79     13.68           18.54
                                                                -----      -----      -----      -----     -----           -----
  Net investment income ($)*                                     0.36       0.37       0.38       0.27      0.15            0.03
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     2.90       3.56      (0.44)     (1.79)     5.62            0.79
                                                                -----      -----      -----      -----     -----           -----
 Total from investment operations ($)                            3.26       3.93      (0.06)     (1.52)     5.77            0.82
                                                                -----      -----      -----      -----     -----           -----
  Dividends from net investment income ($)                      (0.31)     (0.32)     (0.32)     (0.37)    (0.24)             --
  Distributions from capital gains ($)                          (1.94)     (1.67)     (0.63)     (0.22)    (0.67)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Total distributions ($)                                        (2.25)     (1.99)     (0.95)     (0.59)    (0.91)          (2.39)
                                                                -----      -----      -----      -----     -----           -----
 Net asset value, end of period ($)                             14.86      16.80      15.79      13.68     18.54           16.97
                                                                =====      =====      =====      =====     =====           =====
 Total return (%) (b)                                           27.75      28.45       0.15      (9.58)    43.89            4.99(d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                     59,453     89,345     40,750     22,994    34,577          32,213
 Expense ratio (%)*                                              1.00       0.99       0.97       1.01      0.97            0.95(e)
 Expense ratio after expense reductions (%)*                     1.00       0.99       0.96       1.00      0.95            0.94(e)
 Ratio of net investment income to average net assets (%)*       2.68       2.30       2.56       1.87      0.90            0.34(e)
 Portfolio turnover rate (%)                                    63.33      52.99      56.04      30.83    115.59           41.52
 *Reflects voluntary reduction of expenses
 of these amounts (%)                                            0.12       0.02       0.04       0.23      0.28            0.34(e)

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.


The text and notes are an integral part of the financial statements.

16  State Street Research Mid-Cap Value Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research Mid-Cap Value Fund

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift?
To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

Visit our new Tax Center at www.ssrfunds.com, where you will fund: information on the new tax law changes, 2001 State Street Research capital gains distributions, sample tax forms, Quicken(R) TurboTax(R) for the Web(SM) plus a year-end tax checklist.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Mid-Cap Value Fund prospectus. When used after March 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

[GRAPHIC]
AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund
Aurora Fund(1)
Mid-Cap Value Fund
Large-Cap Value Fund
International Equity Fund
Large-Cap Analyst Fund
Investment Trust
Legacy Fund
Strategic Growth & Income Fund


FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
Tax-Exempt Fund
Government Income Fund
Money Market Fund(2)

CONSERVATIVE



(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0203)SSR-LD                                     MCV-1226-0202

[LOGO] STATE STREET RESEARCH

Global Resources Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         December 31, 2001

In This Report   A Change in Climate
                 for Energy Stocks

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Welcoming
a New Year

has never felt better. While we will not easily forget the challenges that shaped 2001, we are happy to be looking ahead to the opportunities of a new year.

[PHOTO]
Richard S. Davis

The U.S. stock market has already made up lost ground, and U.S. bond markets have been the wise investor's cushion against volatility. Even the U.S. economy is showing signs of stabilizing. Now, all eyes are on American business, its profit prospects and spending plans for the year ahead.

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
December 31, 2001

[GRAPHIC]
6 Month Review

                            How State Street Research
                         Global Resources Fund Performed

State Street Research Global Resources Fund returned -5.02% for the six months ended December 31, 2001.(1) Although we are always disappointed to report a negative return, we are pleased that the fund did better than both the Lipper Natural Resources Funds Average, which returned -6.42%, and the S&P 500 Index, which returned -5.56% for the period.(2, 3)

Reasons for the Fund's Performance

The fund lost ground in the third quarter as a result of falling oil and gas prices and the events of September 11. Our emphasis on small-cap energy stocks was also a drag on performance during the first half of the period.

However, with valuations low and our view that there were significant opportunities in the sector, we put all of the fund's cash to work in the aftermath of the events of September 11, and the fund finished the year with a strong fourth quarter. Energy stocks came back strongly despite the unseasonably warm weather, which dampened demand. The fund also benefited because it avoided the collapse of Enron, a global energy trading company, which declared bankruptcy. The fund's top performers included Ultra Petroleum, an independent oil and gas company with operations located in southwest Wyoming, and Ashanti Goldfields, which engages in the mining and processing of gold ores and the exploration and development of gold properties in Africa. Deepwater oil and gas driller Noble Drilling also contributed to performance as the market began to discount an economic recovery for late 2002.

Looking Ahead

Going forward, we expect commodity prices to remain weak as the result of continued weak global demand. As a result, we have reduced our weighting in oil services stocks, which are the most heavily leveraged to commodity prices. |_|

Class A Shares(1)

     -5.02% [DOWN ARROW]

"We put all of the fund's cash to work to take advantage of opportunity presented by low valuations."

[PHOTO]
Dan Rice
Portfolio Manager,
State Street Research
Global Resources Fund

S&P 500 Index(3)

     -5.56% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Global Resources Fund

[GRAPHIC] The Fund at a Glance as of 12/31/01

State Street Research Global Resources Fund: an aggressive growth fund investing in energy and natural resources companies.


Hits & Misses

[GRAPHIC]

Ultra Petroleum

The market began to recognize the reserves potential of this independent oil and gas company, with operations located in southwest Wyoming and its price rose during the period.

[GRAPHIC]

Baytex

Canadian heavy oil producer Baytex was hurt by the high level of debt on its balance sheet and a collapse in heavy oil prices.

Total Net Assets: $158 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

  1  Western Gas Resources               10.9%

  2  Plains Resources                     6.2%

  3  Ocean Energy                         5.0%

  4  Pure Resources                       4.9%

  5  Patina Oil & Gas                     4.8%

  6  XTO Energy                           3.4%

  7  Tom Brown                            3.1%

  8  Ultra Petroleum                      3.1%

  9  Cabot Oil & Gas                      3.0%

 10  3TEC Energy                          2.7%

     Total                               47.1%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/01(4,6,7,8)
(does not reflect sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     -2.81%           2.36%           12.20%
--------------------------------------------------------------------------------
Class B(1)                  -3.49%           1.58%           11.52%
--------------------------------------------------------------------------------
Class B                     -3.48%           1.61%           11.54%
--------------------------------------------------------------------------------
Class C                     -3.50%           1.59%           11.51%
--------------------------------------------------------------------------------
Class S                     -2.50%           2.64%           12.50%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/01(4,5,6,7,8)
(at maximum applicable sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                     -8.40%           1.16%           11.54%
--------------------------------------------------------------------------------
Class B(1)                  -8.32%           1.24%           11.52%
--------------------------------------------------------------------------------
Class B                     -8.31%           1.27%           11.54%
--------------------------------------------------------------------------------
Class C                     -4.46%           1.59%           11.51%
--------------------------------------------------------------------------------
Class S                     -2.50%           2.64%           12.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2001                           December 31, 2001

Exploration                             Exploration
& Production        55.8%               & Production        59.1%
Utility              9.5%               Mining              12.9%
Oil Service          6.6%               Utility             12.5%
Mining               4.3%               Oil Service          8.3%
Contract                                Contract
Drilling             3.1%               Drilling             3.1%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Global Resources Fund

Class A: SSGRX Class B(1): SSGPX Class B: SSBGX Class C: SSGDX Class S: SGLSX*

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Lipper Natural Resources Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(3) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(7) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(8) Because the fund invests in natural resources and smaller companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Natural resources stocks and small-company stocks are especially volatile sectors of the stock market. Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

*     Proposed

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations and the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Global Resources Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Global Resources Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Foreign securities -- If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

      o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it is earned.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

      o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustee fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Global Resources Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 1.5% of net assets in Rule 144A securities.

o     Denotes a security valued under procedures established by the trustees.
--------------------------------------------------------------------------------

     Issuer                                            Shares              Value
     ---------------------------------------------------------------------------
     Equity Securities  98.7% of net assets

     Contract Drilling  3.1% of net assets
     ---------------------------------------------------------------------------
     Drillers Technology Corp.*+                      200,000           $139,421
     Noble Drilling Corp.*                             87,200          2,968,288
     TMBR / Sharp Drilling Inc.*                      136,800          1,812,600
                                                                    ------------
     Total Contract Drilling                                           4,920,309
                                                                    ------------

     Exploration & Production  59.1% of net assets
     ---------------------------------------------------------------------------
(10) 3Tec Energy Corp.*                               300,000          4,200,000
     Atlas Energy Ltd.*                                20,625             25,129
     Baytex Energy Ltd. Cl. A*                      1,142,748          3,136,224
     Brigham Exploration Co.*                          34,400            103,200
(9)  Cabot Oil & Gas Corp. Cl. A                      196,500          4,725,825
     Callon Petroleum Co.*                            325,500          2,229,675
     Canadian 88 Energy Corp.*                      2,934,100          3,432,897
     Clayton Williams Energy Inc.*                    200,330          2,624,323
     Comstock Resources Inc.*                         200,000          1,400,000
     Consol Energy Inc.                               112,000          2,782,080
     Elk Point Resources Inc. Cl. A*                  490,500            930,296
     Hurricane Hydrocarbons Ltd. Cl. A*               197,600          1,347,632
     Keywest Energy Corp.*                            740,900            818,931
(3)  Ocean Energy Inc.                                408,900          7,850,880
     Oil Search Ltd.*                               1,000,000            624,457
(5)  Patina Oil & Gas Corp.                           275,000          7,562,500
     Penn Virginia Corp.                               68,400          2,332,440
(2)  Plains Resources Inc.*                           400,000          9,844,000
(4)  Pure Resources, Inc.*                            384,898          7,736,450
     Remington Oil & Gas Corp.*                       100,000          1,730,000
     Republic Resources Inc.*                          20,000             11,200
     Republic Resources Inc.*o                          8,750              4,900
     Richland Petroleum Corp.*                        332,900            708,743
     Seven Seas Petroleum Inc.*                       657,600          1,387,536
     Southwestern Energy Co.*                         300,000          3,120,000
     Swift Energy Co.*                                150,000          3,030,000
(7)  Tom Brown Inc.*                                  180,900          4,886,109
(8)  Ultra Petroleum Corp.*                           799,960          4,871,756
     Vermilion Resources Ltd.*+                       350,000          2,198,078
     Vintage Petroleum Inc.                           150,000          2,167,500
(6)  XTO Energy Inc.                                  308,750          5,403,125
                                                                    ------------
     Total Exploration & Production                                   93,225,886
                                                                    ------------

     Mining  12.9% of net assets
     ---------------------------------------------------------------------------
     Arch Coal Inc.                                   130,000          2,951,000
     Ashanti Goldfields Co. Ltd.*#                    759,300          3,227,025
     Crystallex International Corp.*                1,250,000          2,262,500
     Manhattan Minerals Corp.*                      1,150,000            577,781
     Massey Energy Corp.*                             140,900          2,920,857
     Nevsun Resources Ltd.*                           400,000             52,754
     Peabody Energy Corp.                             100,000          2,819,000
     Penn Virginia Resource Partners LP*               82,500          2,128,500


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

     Issuer                                          Shares             Value
     ------------------------------------------------------------------------
     Mining  (continued)

     Placer Dome Inc.                               225,000        $2,454,750
     Romarco Minerals Inc.*                         223,000            25,909
     Southwestern Resources Corp.*                  243,300           406,442
     Tombstone Exploration Co. Ltd.*                200,000             1,256
     Viceroy Resources Corp.*                       183,000            13,791
     Virginia Gold Mines Inc.*                      500,000           222,948
     X-Cal Resources Ltd.*                        1,755,500           126,787
     Zimbabwe Platinum Mines Ltd.*                  150,000            77,545
                                                                 ------------
     Total Mining                                                  20,268,845
                                                                 ------------

     Miscellaneous  2.3% of net assets
     ------------------------------------------------------------------------
     Capstone Turbine Corp.*                        100,000           541,000
     OMI Corp.*                                     759,500         3,022,810
                                                                 ------------
     Total Miscellaneous                                            3,563,810
                                                                 ------------

     Oil Service  8.3% of net assets
     ------------------------------------------------------------------------
     Badger Daylighting Inc.*                       375,000           287,320
     Cal Dive International Inc.*                   100,000         2,468,000
     Global Industries Inc.*                        175,000         1,557,500
     NewPark Resources Inc.*                        500,000         3,950,000
     NS Group Inc.*                                 150,000         1,122,000
     Oceaneering International Inc.*                 90,800         2,008,496
     Pason Systems Inc.*                            300,000         1,714,501
                                                                 ------------
     Total Oil Service                                             13,107,817
                                                                 ------------

     Refining  0.5% of net assets
     ------------------------------------------------------------------------
     Interoil Corp.*                                156,500           430,375
     Syntroleum Corp.*                               57,100           405,410
                                                                 ------------
     Total Refining                                                   835,785
                                                                 ------------

     Utility  12.5% of net assets
     ------------------------------------------------------------------------
     Calpine Corp.*                                 150,000         2,518,500
(1)  Western Gas Resources Inc.                     532,000        17,194,240
     Total Utility                                                 19,712,740
                                                                 ------------
     Total Equity Securities                                      155,635,192(a)
                                                                 ------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $141,568,299 for these securities.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

8  State Street Research Global Resources Fund

                                                        Coupon           Maturity           Amount of
Issuer                                                   Rate              Date             Principal           Value
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities  1.2% of net assets

Seven Seas Petroleum Inc. Sr. Note Series B             12.50%          5/15/2005          $3,000,000        $1,800,000
                                                                                                           ------------
Total Fixed Income Securities                                                                                 1,800,000(1)
                                                                                                           ------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $1,467,097 for these securities.
--------------------------------------------------------------------------------

Short-Term Obligations  0.3% of net assets

Household Finance Corp.                                  1.63%          1/02/2002             510,000           509,977
                                                                                                           ------------
Total Short-Term Obligations                                                                                    509,977(2)
                                                                                                           ------------

--------------------------------------------------------------------------------
(2) The fund paid a total of $509,977 for these securities.
--------------------------------------------------------------------------------

                                                                            % of
                                                                          Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                                            100.2%                        $157,945,169(3)
Cash and Other Assets, Less Liabilities                                       (0.2%)                           (264,249)
                                                                             -----                         ------------
Net Assets                                                                   100.0%                        $157,680,920
                                                                             =====                         ============

--------------------------------------------------------------------------------
(3) The fund paid a total of $143,545,373 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $143,863,192 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $42,944,179

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                              (28,862,202)
                                                                   -----------
                                                                   $14,081,977
                                                                   ===========
--------------------------------------------------------------------------------

At June 30, 2001, the fund had a capital loss carryforward of $41,817,838 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,542,853 and $38,274,985 expire on June 30, 2007 and 2008, respectively.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2001 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the price for each share class as of the report date.

Assets

Investments, at value*                                         $157,945,169(1)
Cash                                                                    483
Collateral for securities on loan                                 7,375,683
Receivable for fund shares sold                                     464,609
Dividends and interest receivable                                    88,490
Other assets                                                        204,722
                                                               ------------
                                                                166,079,156
Liabilities

Payable for collateral received on
  securities loaned                                               7,375,683
Payable for fund shares redeemed                                    499,983
Accrued transfer agent and shareholder services                      98,491
Accrued management fee                                               90,044
Accrued distribution and service fees                                77,019
Payable for securities purchased                                     42,922
Accrued administration fees                                          13,887
Accrued trustees' fees                                               11,864
Other accrued expenses                                              188,343
                                                               ------------
                                                                  8,398,236
                                                               ------------

Net Assets                                                     $157,680,920
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                        $14,399,796
  Accumulated net realized loss                                 (43,018,965)
  Paid-in capital                                               186,300,089
                                                               ------------
                                                               $157,680,920(2)
                                                               ============

*Includes securities on loan valued at $9,349,812

--------------------------------------------------------------------------------
(1) The fund paid a total of $143,545,373 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class        Net Assets    /    Number of Shares     =    NAV

  A         $70,739,630            3,464,678            $20.42*
  B(1)      $18,079,467              947,370            $19.08**
  B         $36,390,791            1,904,627            $19.11**
  C         $26,323,762            1,381,753            $19.05**
  S          $6,147,270              292,205            $21.04

*     Maximum offering price per share = $21.67 ($20.42 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10  State Street Research Global Resources Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2001 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $254,431(1)
Interest                                                          524,044(2)
                                                             ------------
                                                                  778,475
Expenses

Management fee                                                    602,048(3)
Transfer agent and shareholder services                           297,243(4)
Reports to shareholders                                           274,918
Distribution and service fees - Class A                           108,899(5)
Distribution and service fees - Class B(1)                         87,923(5)
Distribution and service fees - Class B                           192,273(5)
Distribution and service fees - Class C                           128,984(5)
Custodian fee                                                      57,277
Administration fee                                                 40,259(6)
Registration fees                                                  28,222
Audit fee                                                          14,224
Trustees' fees                                                      4,686(7)
Miscellaneous                                                       9,191
                                                             ------------
                                                                1,846,147
Fees paid indirectly                                              (16,610)(8)
                                                             ------------
                                                                1,829,537
Net investment loss                                            (1,051,062)
                                                             ------------

Realized and Unrealized
Gain (Loss) on Investments

Net realized gain on investments                                  276,946(9)
Change in unrealized depreciation
  of investments                                               (8,838,054)
Change in unrealized depreciation
  of foreign currency                                                 (81)
                                                             ------------
  Total change in unrealized depreciation                      (8,838,135)
                                                             ------------
Net loss on investments                                        (8,561,189)
                                                             ------------
Net decrease in net assets resulting
  from operations                                             ($9,612,251)
                                                             ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $4,076.
--------------------------------------------------------------------------------
(2) Includes $39,173 in income from the lending of portfolio securities. As of the report date, the fund had a total of $9,349,812 of securities out on loan and was holding a total of $9,536,808 in collateral (including $7,375,683 of cash collateral invested in AIM Liquid Assets Portfolio and $2,161,125 of U.S. Government obligations) related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.75% of average net assets.
--------------------------------------------------------------------------------
(4) Includes a total of $135,828 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2001, there were $257,481, $1,444,312 and $1,361,415 for Class A,
      Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8)   Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) To earn this, the fund sold $30,263,318 of securities. During this same period, the fund also bought $45,437,562 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended      December 31, 2001
                                              June 30, 2001       (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($2,522,701)       ($1,051,062)
Net realized gain on
  investments                                  26,676,271            276,946
Change in unrealized appreciation
  (depreciation) of investments                11,482,621         (8,838,135)
                                           ---------------------------------
Net increase (decrease) resulting
  from operations                              35,636,191         (9,612,251)
                                           ---------------------------------
Net decrease from fund
  share transactions                          (12,288,118)       (15,078,849)(1)
                                           ---------------------------------
Total increase (decrease)
  in net assets                                23,348,073        (24,691,100)

Net Assets

Beginning of period                           159,023,947        182,372,020
                                           ---------------------------------
End of period                                $182,372,020       $157,680,920
                                           =================================


The text and notes are an integral part of the financial statements.

12  State Street Research Global Resources Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       Six months ended
                                                       Year ended                      December 31, 2001
                                                     June 30, 2001                        (unaudited)
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                   6,967,165      $142,901,760         2,755,330       $54,648,896 *

Shares redeemed                              (7,338,310)     (143,800,835)       (3,098,852)      (61,579,231)
                                            -----------------------------------------------------------------
Net decrease                                   (371,145)        ($899,075)         (343,522)      ($6,930,335)
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     761,005       $14,499,498           156,249        $2,889,447 **

Shares redeemed                                (349,944)       (6,478,316)         (163,031)       (3,016,812)***
                                            -----------------------------------------------------------------
Net increase (decrease)                         411,061        $8,021,182            (6,782)        ($127,365)
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     222,344        $4,056,606            19,666          $370,863

Shares redeemed                              (1,085,514)      (20,033,016)         (299,280)       (5,542,781)***
                                            -----------------------------------------------------------------
Net decrease                                   (863,170)     ($15,976,410)         (279,614)      ($5,171,918)
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                   1,008,457       $19,099,535           294,914        $5,480,326 **

Shares redeemed                                (980,154)      (18,165,096)         (413,689)       (7,803,156)****
                                            -----------------------------------------------------------------
Net increase (decrease)                          28,303          $934,439          (118,775)      ($2,322,830)
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     350,634        $7,030,380           315,957        $6,370,377

Shares redeemed                                (536,910)      (11,398,634)         (337,192)       (6,896,778)
                                            -----------------------------------------------------------------
Net decrease                                   (186,276)      ($4,368,254)          (21,235)        ($526,401)
                                            =================================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $11,701 and $9,583.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $17,445 and $178 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $21,046 and $38,580 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $17,829 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                             =======================================================================
                                                                             Years ended June 30                   Six months ended
                                                             ----------------------------------------------------  December 31, 2001
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                       17.44      22.39      17.35      12.15      16.79        21.50
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)                                      (0.15)     (0.18)     (0.11)     (0.17)     (0.22)       (0.10)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                    5.86      (2.52)     (4.34)      4.81       4.93        (0.98)
                                                              ------     ------     ------     ------     ------       ------
Total from investment operations ($)                            5.71      (2.70)     (4.45)      4.64       4.71        (1.08)
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (0.76)     (2.34)     (0.75)        --         --           --
                                                              ------     ------     ------     ------     ------       ------
Total distributions ($)                                        (0.76)     (2.34)     (0.75)        --         --           --
                                                              ------     ------     ------     ------     ------       ------
Net asset value, end of period ($)                             22.39      17.35      12.15      16.79      21.50        20.42
                                                              ======     ======     ======     ======     ======       ======
Total return (%) (b)                                           32.96     (14.28)    (24.56)     38.19      28.05        (5.02)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                     80,029     82,376     67,155     70,152     81,880       70,740
Expense ratio (%)                                               1.42       1.46       1.59       1.74       1.63         1.96(e)
Expense ratio after expense reductions (%)                      1.42       1.46       1.57       1.72       1.61         1.94(e)
Ratio of net investment loss to average net assets (%)         (0.73)     (0.82)     (0.97)     (1.34)     (1.11)       (0.97)(e)
Portfolio turnover rate (%)                                    51.67      68.69      55.89      47.49      37.97        19.74

                                                                                                Class B(1)
                                                                               =====================================================
                                                                                       Years ended June 30         Six months ended
                                                                               ----------------------------------  December 31, 2001
Per-Share Data                                                                  1999 (a)(c)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
Net asset value, beginning of period ($)                                              9.44      11.56      15.85        20.16
                                                                                     -----      -----      -----        -----
  Net investment loss ($)                                                            (0.08)     (0.26)     (0.33)       (0.16)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                                          2.20       4.55       4.64        (0.92)
                                                                                     -----      -----      -----        -----
Total from investment operations ($)                                                  2.12       4.29       4.31        (1.08)
                                                                                     -----      -----      -----        -----
Net asset value, end of period ($)                                                   11.56      15.85      20.16        19.08
                                                                                     =====      =====      =====        =====
Total return (%) (b)                                                                 22.46(d)   37.11      27.19        (5.36)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                                            5,053      8,608     19,237       18,079
Expense ratio (%)                                                                     2.19(e)    2.48       2.33         2.66(e)
Expense ratio after expense reductions (%)                                            2.17(e)    2.46       2.31         2.64(e)
Ratio of net investment loss to average net assets (%)                               (1.64)(e)  (2.12)     (1.78)       (1.67)(e)
Portfolio turnover rate (%)                                                          55.89      47.49      37.97        19.74


The text and notes are an integral part of the financial statements.

14  State Street Research Global Resources Fund

                                                                                             Class B
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                        17.12      21.80      16.71      11.58     15.87           20.19
                                                                -----      -----      -----      -----     -----           -----
  Net investment loss ($)                                       (0.30)     (0.33)     (0.19)     (0.26)    (0.34)          (0.16)
  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward contracts ($)        5.74      (2.42)     (4.19)      4.55      4.66           (0.92)
                                                                -----      -----      -----      -----     -----           -----
Total from investment operations ($)                             5.44      (2.75)     (4.38)      4.29      4.32           (1.08)
                                                                -----      -----      -----      -----     -----           -----
  Distributions from capital gains ($)                          (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Total distributions ($)                                         (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Net asset value, end of period ($)                              21.80      16.71      11.58      15.87     20.19           19.11
                                                                =====      =====      =====      =====     =====           =====
Total return (%) (b)                                            31.98     (14.94)    (25.10)     37.05     27.22           (5.35)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                      78,701     89,689     56,708     48,352    44,106          36,391
Expense ratio (%)                                                2.17       2.21       2.34       2.48      2.33            2.66(e)
Expense ratio after expense reductions (%)                       2.17       2.21       2.32       2.46      2.31            2.64(e)
Ratio of net investment loss to average net assets (%)          (1.47)     (1.57)     (1.73)     (2.10)    (1.87)          (1.66)(e)
Portfolio turnover rate (%)                                     51.67      68.69      55.89      47.49     37.97           19.74

                                                                                             Class C
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                        17.10      21.76      16.67      11.54     15.84           20.14
                                                                -----      -----      -----      -----     -----           -----
  Net investment loss ($)                                       (0.30)     (0.33)     (0.19)     (0.25)    (0.34)          (0.16)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     5.72      (2.42)     (4.19)      4.55      4.64           (0.93)
                                                                -----      -----      -----      -----     -----           -----
Total from investment operations ($)                             5.42      (2.75)     (4.38)      4.30      4.30           (1.09)
                                                                -----      -----      -----      -----     -----           -----
  Distributions from capital gains ($)                          (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Total distributions ($)                                         (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Net asset value, end of period ($)                              21.76      16.67      11.54      15.84     20.14           19.05
                                                                =====      =====      =====      =====     =====           =====
Total return (%) (b)                                            31.90     (14.97)    (25.17)     37.26     27.15           (5.41)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                      27,528     37,566     25,538     23,313    30,214          26,324
Expense ratio (%)                                                2.17       2.21       2.34       2.48      2.33            2.66(e)
Expense ratio after expense reductions (%)                       2.17       2.21       2.32       2.46      2.31            2.64(e)
Ratio of net investment loss to average net assets (%)          (1.45)     (1.57)     (1.72)     (2.06)    (1.83)          (1.66)(e)
Portfolio turnover rate (%)                                     51.67      68.69      55.89      47.49     37.97           19.74

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                             Class S
                                                             =======================================================================
                                                                               Years ended June 30                  Six months ended
                                                             ---------------------------------------------------   December 31, 2001
Per-Share Data                                                1997 (a)   1998 (a)   1999 (a)   2000 (a)  2001 (a)   (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                        17.64      22.72      17.67      12.43     17.21           22.13
                                                                -----      -----      -----      -----     -----           -----
  Net investment loss ($)                                       (0.10)     (0.13)     (0.08)     (0.15)    (0.18)          (0.07)
  Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                     5.94      (2.58)     (4.41)      4.93      5.10           (1.02)
                                                                -----      -----      -----      -----     -----           -----
Total from investment operations ($)                             5.84      (2.71)     (4.49)      4.78      4.92           (1.09)
                                                                -----      -----      -----      -----     -----           -----
  Distributions from capital gains ($)                          (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Total distributions ($)                                         (0.76)     (2.34)     (0.75)        --        --              --
                                                                -----      -----      -----      -----     -----           -----
Net asset value, end of period ($)                              22.72      17.67      12.43      17.21     22.13           21.04
                                                                =====      =====      =====      =====     =====           =====
Total return (%) (b)                                            33.33     (14.11)    (24.33)     38.46     28.59           (4.93)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                      10,747      5,745      5,590      8,599     6,935           6,147
Expense ratio (%)                                                1.17       1.21       1.34       1.48      1.33            1.66(e)
Expense ratio after expense reductions (%)                       1.17       1.21       1.32       1.46      1.31            1.64(e)
Ratio of net investment loss to average net assets (%)          (0.48)     (0.55)     (0.70)     (1.11)    (0.89)          (0.65)(e)
Portfolio turnover rate (%)                                     51.67      68.69      55.89      47.49     37.97           19.74

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to June 30, 1999.

(d)   Not annualized.

(e)   Annualized.


The text and notes are an integral part of the financial statements.

16 State Street Research Global Resources Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research Global Resources Fund

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our shareholder newsletter, visit our
web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift?
To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

Visit our new Tax Center at www.ssrfunds.com, where you will fund: information
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year-end tax checklist.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Global Resources Fund prospectus. When used after March 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

[GRAPHIC]
AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund
Aurora Fund(1)
Mid-Cap Value Fund
Large-Cap Value Fund
International Equity Fund
Large-Cap Analyst Fund
Investment Trust
Legacy Fund
Strategic Growth & Income Fund


FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
Tax-Exempt Fund
Government Income Fund
Money Market Fund(2)

CONSERVATIVE



(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0203)SSR-LD                                      GR-1237-0202